MBRs (Tables)	12 Months Ended
Dec. 31, 2022
MRBs [Abstract]
Reconciles of MRBs Assets and Liabilities

	As of December 31, 2022			As of December 31, 2021
			Net			Net
			(Assets)			(Assets)
	Assets	Liabilities	Liabilities	Assets	Liabilities	Liabilities
Variable Annuities	$2,666	$2,004	$(662)	$1,784	$4,182	$2,398
Fixed Annuities	117	72	(45)	91	205	114
Retirement Plan Services	24	2	(22)	13	12	(1)
Total MRBs	$2,807	$2,078	$(729)	$1,888	$4,399	$2,511

Summary of Balances of Changes in Net MRB (Assets) Liabilities

	As of or For the Year Ended			As of or For the Year Ended
	December 31, 2022			December 31, 2021
			Retirement			Retirement
	Variable	Fixed	Plan	Variable	Fixed	Plan
	Annuities	Annuities	Services	Annuities	Annuities	Services
Balance as of beginning-of-year	$2,398	$114	$(1)	$5,207	$118	$9
Balance as of beginning-of-year, before the effect
of changes in non-performance risk	4,823	158	12	8,799	170	21
Issuances	12	-	(3)	29	-	1
Attributed fees collected	1,571	32	6	1,667	32	5
Benefit payments	(63)	-	-	(24)	-	-
Effect of changes in interest rates	(9,346)	(232)	(55)	(2,935)	(57)	(8)
Effect of changes in equity markets	4,293	12	18	(2,837)	(5)	(12)
Effect of changes in equity index volatility	(225)	14	(1)	(6)	(2)	(1)
In-force updates and other changes in MRBs (1)	661	10	3	(134)	8	5
Effect of changes in future expected
policyholder behavior	(158)	1	-	293	12	1
Effect of changes in other future expected
assumptions (2)	(57)	-	-	(29)	-	-
Balance as of end-of-year, before the effect of
changes in non-performance risk	1,511	(5)	(20)	4,823	158	12
Effect of cumulative changes in
non-performance risk	(2,173)	(40)	(2)	(2,425)	(44)	(13)
Balance as of end-of-year	(662)	(45)	(22)	2,398	114	(1)
Less: ceded MRB assets (liabilities)	294	-	-	4,091	-	6
Balance as of end-of-year, net of reinsurance	$(956)	$(45)	$(22)	$(1,693)	$114	$(7)

Weighted-average age of policyholders (years)	71	68	63	71	67	62
Net amount at risk (3)	7,974	171	15	906	122	3

(1)